Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 7—Income Taxes

Information on the Company’s income taxes for the periods reported is as follows:

	Three Months Ended
	March 31, 2017	March 25, 2016
Income tax expense from continuing operations	$525	$236
Income from continuing operations before income taxes	$13,477	$2,068
Effective income tax rate	3.9%	11.4%

The Company’s effective tax rate for the first quarter of 2017 and 2016 differs from the statutory rate due to a full valuation allowance provided against its U.S. net deferred tax assets, taxes on foreign income that differ from the U.S. tax rate, and accrued withholding taxes.

As we do not believe that it is more likely than not that we will realize a benefit from our U.S. net deferred tax assets, including our U.S. net operating losses, we continue to provide a full valuation allowance a gainst essentially all of those assets, therefore, we do not incur significant U.S. income tax expense or benefit. We have not recorded a valuation allowance against our other foreign net deferred tax assets as we believe that it is more likely than not that we will realize a benefit from those assets.

The ending balance for the unrecognized tax benefits for uncertain tax positions was approximately $617 at March 31, 2017. The related penalties were $170. The uncertain tax positions that are reasonably possible to decrease in the next twelve months are insignificant.

As of March 31, 2017, the Company is not currently under examination by tax authorities.

Note 7—Income Taxes

Income from continuing operations before tax was as follows:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
United States	$(12,553)	$(15,319)	$(13,841)
Foreign	32,683	24,135	14,019

Income from continuing operations before tax	$20,130	$8,816	$178

Significant components of income tax benefit from continuing operations consist of the following:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Current:
Federal	$—	$(1,001)	$—
State	(73)	65	95
Foreign	1,858	1,816	786

Total current tax expense	1,785	880	881

Deferred:
Federal	(2,213)	(4,296)	(5,704)
State	—	(203)	(701)
Foreign	(221)	(372)	(80)

Total deferred tax benefit	(2,434)	(4,871)	(6,485)

Income tax benefit from continuing operations	$(649)	$(3,991)	$(5,604)

The reconciliation of income tax computed at the U.S. federal statutory tax rates to income tax benefit from continuing operations consist of the following:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Effective rate reconciliation:
U.S. federal tax expense	$7,046	$3,084	$62
State income taxes, net	(324)	(383)	(320)
Permanent items	488	114	76
Foreign rate differential	(5,907)	(4,259)	(2,491)
Tax holiday	(5,714)	(3,872)	(2,279)
Credits	(794)	(691)	(986)
Tax contingencies	86	(835)	170
Withholding tax	1,435	925	465
Other, net	168	(71)	(301)
Valuation allowance release due to acquisition	(2,271)	—	—
Valuation allowance	5,138	1,997	—

Income tax benefit from continuing operations	$(649)	$(3,991)	$(5,604)

Deferred income tax assets and liabilities from continuing operations consist of the following as of:

	December 30, 2016	December 25, 2015
Deferred tax assets:
Inventory	$2,159	$1,443
Share-based compensation	1,521	683
Accrued payroll	903	563
Net operating loss carryforwards	5,274	5,174
Transaction costs	191	206
Tax credits	3,600	2,838
Other assets	2,337	1,606

Deferred tax assets	15,985	12,513
Valuation allowance	(4,888)	(1,997)

Total deferred tax assets	11,097	10,516

Deferred tax liabilities:
Intangible assets	(10,830)	(10,228)
Property, plant and equipment	—	—
Other liabilities	(303)	(487)

Total deferred tax liabilities	(11,133)	(10,715)

Net deferred tax liability	$(36)	$(199)

At December 30, 2016, the Company had federal and state net operating loss carryforwards of $20,640 and $13,783, respectively. The federal and state net operating loss carryforwards, if not utilized, will begin to expire in 2031 and 2026, respectively. At December 30, 2016, the Company had federal and state research and development credits of $1,104 and $278, respectively. The federal and state research and development credits, if not utilized, will begin to expire in 2032 and 2018, respectively. Additionally, the Company had foreign tax credits of $537, which if not utilized, will begin to expire in 2022.

Utilization of the domestic net operating loss and credit carryforwards may be subject to a substantial annual limitation due to ownership change limitations that have occurred or that could occur in the future, as required by Section 382 of the Code, as well as similar state provisions. These ownership changes may limit the amount of NOL carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders or public groups. The Company believes utilization of its federal and state net operating loss and credit carryforwards should not be limited under the provisions of Section 382.

At December 30, 2016, the Company did not recognize a deferred tax asset on the undistributed earnings of the Company’s foreign subsidiaries that are not considered to be indefinitely reinvested, due to limitations on benefit recognition.

We have determined the amounts of our valuation allowances based on our estimates of taxable income by jurisdiction in which we operate over the periods in which the related deferred tax assets will be recoverable. We determined it is not more-likely-than-not that our U.S. entities will generate sufficient taxable income to offset reversing deductible timing differences and to fully utilize carryforward tax attributes. Accordingly, we recorded a valuation allowance against those deferred tax assets for which realization does not meet the more-likely-than-not standard. Similarly, there is a valuation allowance on our state deferred tax assets due to the same uncertainties regarding future taxable U.S. income. The Company completed the acquisition of Ajax in the second quarter. As a result of the acquisition, there was a valuation allowance release resulting in a tax benefit of $2,271.

The Company was granted a tax holiday for its Singapore operations effective 2011 through 2021. The tax holiday is subject to certain conditions, which are required to be met by March 31, 2017. As of December 30, 2016, the Company is in compliance with certain conditions, with the exception of the headcount requirement, which the Singapore taxing authority granted a waiver. For the remaining conditions, the Company intends to be in compliance with the conditions specified by March 31, 2017. The net impact of the tax holiday in Singapore as compared to the Singapore statutory rate was a benefit of $5,714, $3,872, and $2,279, during 2016, 2015, and 2014, respectively.

As of December 30, 2016, the Company has recognized $444 of unrecognized tax benefits in long-term liabilities and $132 of unrecognized tax benefits in noncurrent deferred tax liabilities on the accompanying consolidated balance sheet. If recognized, $474 of this amount would impact the Company’s effective tax rate. The Company does not expect a significant decrease to the total amount of unrecognized tax benefits within the next twelve months.

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

Unrecognized tax benefits
Balance at December 27, 2013	$1,775
Increase in tax positions for current year	111
Increase in tax positions for prior period	132
Decrease in tax positions for prior period	(633)

Balance at December 26, 2014	$1,385
Increase in tax positions for current year	85
Decrease in tax positions for prior period	(912)

Balance at December 25, 2015	558
Increase in tax positions for current year	118
Decrease in tax positions for prior period	(100)

Balance at December 30, 2016	$576

The Company recognizes interest and penalties relating to unrecognized tax benefits as part of its income tax expense. The Company’s three major filing jurisdictions are the United States, Singapore and Malaysia. The Company is no longer subject to US Federal examination for tax years ending before 2013, to state examinations before 2012, or to foreign examinations before 2011. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses or tax credits were generated and carried forward, and make adjustments up to the amount of the net operating losses or credit carryforward.